Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	€ 5		€ 6	€ 3,115
Cost of Sales
Gross profit	5		6	3,115
Research and Development expenses	(21,522)		(25,196)	(23,577)
General & Administrative expenses	(9,315)		(9,070)	(10,387)
Change in fair value of contingent consideration	9,228		433	(5,604)
Other income	4,731		5,139	1,078
Other expenses	(114)		(191)	(2,795)
Operating Loss	(16,987)		(28,879)	(38,170)
Financial income	217		582	804
Financial expenses	(434)		(343)	(62)
Loss before taxes	(17,204)		(28,640)	(37,428)
Income taxes			8
Loss for the period	€ (17,204)	[1]	€ (28,632)	€ (37,427)
Weighted average number of shares outstanding	13,942,344		12,523,166	11,142,244
Basic and diluted loss per share (in €)	€ (1.23)		€ (2.29)	€ (3.36)

[1]	For 2020, 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.